GOODWILL (Details) - ARS ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Goodwill
Total goodwill	$ 379,220	$ 380,234
Argentina
Goodwill
Total goodwill	378,347	378,322
Abroad business
Goodwill
Total goodwill	$ 873	$ 1,912